UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment |X|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perry Corp.
Address: 599 Lexington Avenue
         New York, New York 10022


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Randall Borkenstein
Title:    Controller
Phone:    (212) 583-4000
Signature, Place, and Date of Signing:

/s/ Randall Borkenstein               New York                  October 12, 2000
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------
        None
--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:   446,812

List of Other Included Managers:

 No.  13F File Number     Name

None.

                                                           VALUE      SHARES/   SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)    PRN AMT   PRN CALL DSCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- --------  ----------  --- ---- ------- -------- -------- -------- --------

AMRESCO CAPITAL TRUST INC.     COMMON STOCK     031919103    1,577    155,800   SH        SOLE              X
BESTFOODS                      COMMON STOCK     08658U101   93,030  1,343,400   SH        SOLE              X
DIME BANCORP                   COMMON STOCK     25429Q102    2,202    139,794   SH        SOLE              X
JDS UNIPHASE CORP              COMMON STOCK     46612J101      911      7,600   SH        SOLE              X
JOHN MANVILLE CORP             COMMON STOCK     478129109      672     50,000   SH        SOLE              X
MEDIAONE GROUP                 COMMON STOCK     58440J104    3,552     53,306   SH        SOLE              X
NABISCO GROUP HOLDINGS CORP    COMMON STOCK     62952P102    5,188    200,000   SH        SOLE              X
PIONEER GROUP INC.             COMMON STOCK     723684106   23,547    556,500   SH        SOLE              X
QWEST COMMUNICATIONS           COMMON STOCK     749121109  145,205  2,904,100   SH        SOLE              X
QWEST COMMUNICATIONS           COMMON STOCK     749121909    4,500    100,000    C        SOLE              X
SEAGATE TECHNOLOGY             COMMON STOCK     811804103   57,222  1,040,400   SH        SOLE              X
TIME WARNER INC                COMMON STOCK     887315109    1,827     24,036   SH        SOLE              X
TRITEL INC.                    COMMON STOCK     89675X104    2,034     68,500   SH        SOLE              X
U S WEST INC                   COMMON STOCK     91273H101   28,462    331,917   SH        SOLE              X
U S WEST INC                   COMMON STOCK     91273H901   36,000    400,000    C        SOLE              X
VERIO INC.                     COMMON STOCK     923433106   40,885    737,500   SH        SOLE              X
                                                           446,812  8,112,853